Additional Cash Flow Information	12 Months Ended
Dec. 31, 2012
Additional Cash Flow Information
Additional Cash Flow Information
		2012 $	2011 $	2010 $

	Reported in the consolidated statements of cash flows:

	Interest paid	145	144	115
	Taxation paid	507	477	188

	Non-cash investing and financing items not reported in the consolidated statements of cash flows:

	Non cash movements included in Property, plant & equipment	68	389	302

	Exercise of share options	45	51	43

	Non-cash operating items not reported in the consolidated statements of cash flows:

	Foreign exchange gain(1)	2	11	2

(1)	Foreign exchange gain included in Interest, dividends and other amounts to:	8	2	3